Revenue - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 1,464,975	$ 1,190,184	$ 682,508
Revenue	1,464,975	1,190,184	682,508
Time charters
Disaggregation of Revenue [Line Items]
Revenue	31,149	14,738	48,379
Voyage charters
Disaggregation of Revenue [Line Items]
Revenue	1,321,487	1,039,262	485,896
FPSO
Disaggregation of Revenue [Line Items]
Revenue		27,064	47,895
Management fees and other
Disaggregation of Revenue [Line Items]
Revenues	112,339	109,120	100,338
Revenue	$ 112,339	$ 109,120	$ 100,338
Lease revenue [Member]
Disaggregation of Revenue [Line Items]
Operating Leases, Income Statement, Lease Revenue	Revenue	Revenue	Revenue
Sales-type and Direct Financing Leases, Interest Income	$ 0	$ 0	$ 293
Operating Lease, Variable Lease Income	0	18,326	30,162
Lease income	1,352,636	1,081,064	582,170
Operating Segments | Teekay Tankers | Tankers [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,364,452	1,063,111	542,367
Operating Segments | Teekay Tankers | Tankers [Member] | Time charters
Disaggregation of Revenue [Line Items]
Revenue	31,149	14,738	46,159
Operating Segments | Teekay Tankers | Tankers [Member] | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue	1,321,487	1,039,262	485,896
Operating Segments | Teekay Tankers | Tankers [Member] | FPSO
Disaggregation of Revenue [Line Items]
Revenue		0	0
Operating Segments | Teekay Tankers | Tankers [Member] | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue	11,816	9,111	10,312
Operating Segments | Teekay Parent | Other
Disaggregation of Revenue [Line Items]
Revenue	100,523	127,073	140,141
Operating Segments | Teekay Parent | Other | Time charters
Disaggregation of Revenue [Line Items]
Revenue	0	0	2,220
Operating Segments | Teekay Parent | Other | Voyage charters
Disaggregation of Revenue [Line Items]
Revenue	0	0	0
Operating Segments | Teekay Parent | Other | FPSO
Disaggregation of Revenue [Line Items]
Revenue		27,064	47,895
Operating Segments | Teekay Parent | Other | Management fees and other
Disaggregation of Revenue [Line Items]
Revenue	$ 100,523	$ 100,009	$ 90,026